Portfolio of Investments
Variable Portfolio – Partners International Value Fund, September 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 95.8%
Issuer	Shares	Value ($)
Australia 1.2%
LendLease Group	454,900	3,497,490
Macquarie Group Ltd.	66,700	8,617,393
Santos Ltd.	1,211,900	6,207,392
Total		18,322,275
Austria 0.1%
ams AG(a)	123,500	2,240,098
Belgium 1.8%
Anheuser-Busch InBev SA/NV	125,600	7,123,707
Groupe Bruxelles Lambert SA	50,700	5,576,782
KBC Group NV	157,326	14,191,517
Total		26,892,006
Brazil 0.9%
Ambev SA	4,854,900	13,666,734
China 0.8%
Alibaba Group Holding Ltd.(a)	626,400	11,597,133
Denmark 1.7%
AP Moller - Maersk A/S, Class B	7,336	19,859,213
Danske Bank A/S	398,779	6,717,879
Total		26,577,092
Finland 1.9%
Nokia OYJ(a)	5,169,283	28,510,179
France 10.6%
Airbus Group SE(a)	19,300	2,558,715
Amundi SA	202,636	17,043,095
Bouygues SA	191,190	7,909,030
Capgemini SE	34,100	7,071,549
Cie Generale des Etablissements Michelin CSA	130,959	20,081,315
Dassault Aviation SA	28,920	3,250,872
Engie SA	912,900	11,943,653
Publicis Groupe SA	173,135	11,630,830
Rexel SA	1,335,194	25,726,686
Sanofi	197,270	18,990,009
Schneider Electric SE	49,176	8,190,461
SCOR SE	178,394	5,137,013
TotalEnergies SE	141,700	6,772,971
Common Stocks (continued)
Issuer	Shares	Value ($)
Ubisoft Entertainment SA(a)	76,700	4,592,968
Veolia Environnement SA	364,642	11,141,949
Total		162,041,116
Germany 11.0%
Allianz SE, Registered Shares	29,700	6,654,158
BASF SE	423,431	32,100,422
Bayer AG, Registered Shares	62,000	3,365,081
Covestro AG	334,986	22,829,559
Deutsche Boerse AG	54,900	8,908,438
Deutsche Post AG	136,911	8,585,663
Fresenius Medical Care AG & Co. KGaA	184,147	12,916,865
Fresenius SE & Co. KGaA	206,100	9,865,014
HeidelbergCement AG	130,500	9,735,743
Infineon Technologies AG	227,200	9,292,073
SAP SE	79,700	10,777,769
Siemens AG, Registered Shares	146,873	24,021,232
Siemens Energy AG(a)	254,450	6,806,406
Talanx AG	63,400	2,697,045
Total		168,555,468
Hong Kong 1.3%
CK Asset Holdings Ltd.	871,500	5,028,359
CK Hutchison Holdings Ltd.	1,408,900	9,398,956
Galaxy Entertainment Group Ltd.(a)	906,000	4,648,714
Total		19,076,029
Ireland 1.2%
AIB Group PLC(a)	2,017,200	5,490,748
Ryanair Holdings PLC, ADR(a)	16,700	1,838,002
Smurfit Kappa Group PLC	217,100	11,429,968
Total		18,758,718
Isle of Man 0.4%
Entain PLC(a)	191,400	5,466,693
Israel 0.4%
Check Point Software Technologies Ltd.(a)	58,700	6,635,448
Variable Portfolio – Partners International Value Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Variable Portfolio – Partners International Value Fund, September 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Italy 1.0%
Enel SpA	1,553,490	11,923,374
Prysmian SpA	104,500	3,650,030
Total		15,573,404
Japan 19.5%
Astellas Pharma, Inc.	533,400	8,779,261
Bridgestone Corp.	176,300	8,340,966
Denka Co., Ltd.	118,300	4,131,465
FANUC Corp.	32,600	7,147,939
Fujitsu Ltd.	46,200	8,348,832
Fukuoka Financial Group, Inc.	314,000	5,617,953
Hitachi Ltd.	186,000	11,003,892
Honda Motor Co., Ltd.	639,900	19,672,966
Iida Group Holdings Co., Ltd.	287,500	7,394,993
Isuzu Motors Ltd.	1,181,500	15,371,575
Japan Airlines Co., Ltd.(a)	158,100	3,763,842
Kirin Holdings Co., Ltd.	330,600	6,135,899
Komatsu Ltd.	894,900	21,431,445
Kyocera Corp.	113,600	7,101,283
Mitsui & Co., Ltd.	347,800	7,605,339
MS&AD Insurance Group Holdings, Inc.	127,100	4,251,080
Nintendo Co., Ltd.	18,800	8,984,198
Olympus Corp.	371,300	8,127,010
ORIX Corp.	634,300	11,868,722
Panasonic Corp.	1,342,300	16,638,346
Rakuten Group, Inc.	669,300	6,519,492
Resona Holdings, Inc.	1,349,050	5,396,220
Sega Sammy Holdings, Inc.	315,500	4,469,162
Seven & I Holdings Co., Ltd.	280,400	12,765,054
Sony Group Corp.	214,300	23,791,319
Square Enix Holdings Co., Ltd.	93,400	4,991,833
Sumitomo Mitsui Financial Group, Inc.	482,200	16,963,491
Suzuki Motor Corp.	90,200	4,030,051
T&D Holdings, Inc.	296,500	4,067,355
Toshiba Corp.	228,200	9,605,179
Toyota Industries Corp.	160,800	13,230,607
Total		297,546,769
Common Stocks (continued)
Issuer	Shares	Value ($)
Netherlands 4.9%
ArcelorMittal SA	476,035	14,572,685
ASML Holding NV	13,500	10,085,289
CNH Industrial NV	92,800	1,559,881
EXOR NV	44,400	3,725,927
Heineken Holding NV	104,220	9,075,050
ING Groep NV	1,142,799	16,614,597
Koninklijke KPN NV	1,136,859	3,577,424
Koninklijke Philips NV	230,235	10,228,633
NXP Semiconductors NV	30,800	6,032,796
Total		75,472,282
Norway 0.4%
Mowi ASA	255,800	6,499,063
Portugal 0.0%
Banco Espirito Santo SA, Registered Shares(a),(b),(c)	533,756	1
Singapore 1.8%
DBS Group Holdings Ltd.	765,900	16,971,288
Wilmar International Ltd.	3,203,600	9,897,201
Total		26,868,489
South Korea 3.0%
POSCO	70,603	19,441,150
POSCO, ADR	200	13,794
Samsung Electronics Co., Ltd.	204,400	12,671,696
Shinhan Financial Group Co., Ltd.	399,670	13,500,687
Shinhan Financial Group Co., Ltd., ADR	15,057	506,969
Total		46,134,296
Spain 0.6%
CaixaBank SA	2,801,976	8,689,003
Sweden 1.2%
Essity AB, Class B	143,000	4,434,999
Investor AB, Class B	232,500	4,999,768
Lundin Energy AB	93,100	3,455,983
Volvo AB, B Shares	224,300	5,007,831
Total		17,898,581

2	Variable Portfolio – Partners International Value Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Variable Portfolio – Partners International Value Fund, September 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Switzerland 9.2%
ABB Ltd.	295,500	9,885,014
Alcon, Inc.	91,300	7,392,629
Cie Financiere Richemont SA, Class A, Registered Shares	52,500	5,443,311
Credit Suisse Group AG, Registered Shares	541,292	5,345,942
Julius Baer Group Ltd.	57,471	3,818,357
Nestlé SA, Registered Shares	156,200	18,820,549
Novartis AG, ADR	9,350	764,643
Novartis AG, Registered Shares	261,223	21,420,080
Roche Holding AG, Genusschein Shares	103,182	37,658,332
UBS AG	1,806,303	28,831,515
UBS Group AG, Registered Shares	16,453	262,261
Total		139,642,633
Taiwan 1.7%
Catcher Technology Co., Ltd.	884,000	5,284,302
Hon Hai Precision Industry Co., Ltd.	5,499,000	20,525,637
Total		25,809,939
United Kingdom 19.2%
Ashtead Group PLC	74,000	5,593,912
Aviva PLC	2,487,369	13,182,746
Barclays Bank PLC	3,059,458	7,774,020
Barratt Developments PLC	370,800	3,277,793
BHP Group PLC, ADR	38,100	1,931,289
British Land Co. PLC (The)	1,084,200	7,194,342
Bunzl PLC	154,900	5,110,848
DCC PLC	100,594	8,386,114
GlaxoSmithKline PLC	267,700	5,052,348
Glencore PLC(a)	1,200,900	5,649,161
HSBC Holdings PLC	1,893,281	9,899,355
HSBC Holdings PLC, ADR	110,689	2,894,517
IG Group Holdings PLC	71,300	770,484
Imperial Brands PLC	151,500	3,168,872
Inchcape PLC	308,600	3,372,200
Informa PLC(a)	699,100	5,141,155
J. Sainsbury PLC	4,536,813	17,388,620
Common Stocks (continued)
Issuer	Shares	Value ($)
John Wood Group PLC(a)	4,403,855	13,604,941
Kingfisher PLC	1,829,700	8,259,039
Liberty Global PLC, Class C(a)	253,400	7,465,164
Linde PLC	23,200	6,806,416
Lloyds Banking Group PLC	12,117,800	7,542,385
Melrose Industries PLC	2,009,430	4,665,304
NatWest Group PLC	2,437,856	7,349,788
NatWest Group PLC, ADR	131,591	801,389
Persimmon PLC	173,900	6,219,525
Reckitt Benckiser Group PLC	99,300	7,801,029
Royal Dutch Shell PLC, ADR, Class B	599,605	26,544,513
Smith & Nephew PLC	402,100	6,927,313
Standard Chartered PLC	1,622,838	9,486,754
TechnipFMC PLC(a)	1,229,163	9,255,597
Tesco PLC	7,773,786	26,474,673
Travis Perkins PLC	835,926	17,187,147
Unilever PLC	214,700	11,623,508
Vodafone Group PLC	6,445,674	9,808,328
Total		293,610,589
Total Common Stocks (Cost $1,422,577,881)		1,462,084,038

Preferred Stocks 1.1%
Issuer	Shares	Value ($)
Germany 1.1%
Volkswagen AG	72,219	16,097,802
Total Preferred Stocks (Cost $18,421,613)		16,097,802

Money Market Funds 2.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.065%(d),(e)	43,149,541	43,145,226
Total Money Market Funds (Cost $43,145,226)		43,145,226
Total Investments in Securities (Cost $1,484,144,720)		1,521,327,066
Other Assets & Liabilities, Net		4,806,628
Net Assets		$1,526,133,694

Variable Portfolio – Partners International Value Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Variable Portfolio – Partners International Value Fund, September 30, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2021, the total value of these securities amounted to $1, which represents less than 0.01% of total net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2021.
(e)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.065%
	8,941,192	1,252,093,247	(1,217,889,213)	—	43,145,226	—	14,268	43,149,541
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Variable Portfolio – Partners International Value Fund | Quarterly Report 2021

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